Average Annual Total Returns - Class Z Shares - Alger Emerging Markets Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 28, 2014	37.69%	13.66%	8.09%	37.69%	12.55%	7.30%	22.31%	10.33%	6.01%	18.69%	13.22%	7.26%